GENERAL INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of general information [Abstract]
GENERAL INFORMATION
NOTE 1 – GENERAL INFORMATION

a.	General

BioLineRx Ltd. (“BioLineRx”), headquartered in Modi’in, Israel, was incorporated and commenced operations in April 2003.

BioLineRx and its subsidiaries (collectively, the “Company”) are engaged in the development of therapeutics, primarily in clinical stages, with a focus on the field of oncology.

In 2017, the Company acquired substantially all the outstanding shares of Agalimmune Ltd. (“Agalimmune”), a private company incorporated in the United Kingdom, with a focus on the field of immuno-oncology.

In February 2007, BioLineRx listed its ordinary shares on the Tel Aviv Stock Exchange (“TASE”) and they have been traded on the TASE since that time. Since July 2011, BioLineRx’s American Depositary Shares (“ADSs”) have also been traded on the NASDAQ Capital Market.

The Company has incurred accumulated losses in the amount of $305 million through December 31, 2021 and cannot determine with reasonable certainty when and if it will have sustainable profits. See Note 3c with regard to the Company's management of liquidity risk.

b.	Approval of consolidated financial statements

The consolidated financial statements of the Company for the year ended December 31, 2021 were approved by the Board of Directors on March 15, 2022, and signed on its behalf by the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer.